Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0002125566
Registrant Name	Tigerless AI Holdings Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A